Trade and Other Receivables - Summary on Trade and Other Receivables (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Jan. 31, 2018	Feb. 01, 2017
Trade and other receivables [abstract]
Trade receivables	$ 326.0	$ 280.0	$ 286.8
Allowance for doubtful accounts	(3.7)	(3.4)	(3.9)
Trade receivables net of allowance	322.3	276.6	282.9
Sales tax and other government receivables	54.3	42.3	34.5
Other	11.7	9.9	7.9
Total trade and other receivables	$ 388.3	$ 328.8	$ 325.3